Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated other comprehensive income (loss)
Note 23: Accumulated other comprehensive income (loss)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2023				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)
Other comprehensive income (loss), net of taxes	222	9,145	57,435	(3,658)	4,110	452	67,254
Balance at end of year	(25,478)	(82,067)	(162,910)	(51,563)	11,820	(39,743)	(310,198)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2022				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)
Transfer of AFS investments to HTM investments	—	(99,143)	99,143	—	—	—	—
Other comprehensive income (loss), net of taxes	(4,787)	7,840	(297,506)	8,495	33,423	41,918	(252,535)
Balance at end of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2021				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)
Other comprehensive income (loss), net of taxes	152	151	(94,761)	15,855	3,366	19,221	(75,237)
Balance at end of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)

Net Change of AOCIL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2023	December 31, 2022	December 31, 2021
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	19,420	(38,925)	(3,129)
Gains (losses) on net investment hedge	N/A	(19,198)	34,138	3,281
Net change		222	(4,787)	152

Held-to-maturity investment adjustments
Net unamortized gains (losses) transferred from AFS	N/A	—	(99,143)	—
Amortization of net gains (losses) to net income	Interest income on investments	9,145	7,840	151
Net change		9,145	(91,303)	151

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	60,199	(298,768)	(94,960)
Net unrealized (gains) losses transferred to HTM	N/A	—	99,143	—
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	14	19	239
Foreign currency translation adjustments of related balances	N/A	(2,778)	1,243	(40)
Net change		57,435	(198,363)	(94,761)

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(5,762)	6,218	14,772
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	—	(907)	—
Prior service credit (cost) arising during the year	N/A	—	—	(399)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,284	2,218	2,766
Change in deferred taxes	N/A	—	—	(1,462)
Amortization of prior service (credit) cost	Non-service employee benefits expense	79	81	(25)
Foreign currency translation adjustments of related balances	N/A	(259)	885	203
Net change		(3,658)	8,495	15,855

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	4,919	31,455	1,163
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	524	1,444	1,679
Amortization of prior service (credit) cost	Non-service employee benefits expense	(1,333)	524	524
Net change		4,110	33,423	3,366

Other comprehensive income (loss), net of taxes		67,254	(252,535)	(75,237)